Share-based Compensation (Tables)	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Summary of Restricted Stock Unit Activity

The following table summarizes restricted stock unit activity during the six months ended June 30, 2022:

	Restricted Stock Units	Weighted average grant date fair value
Nonvested as of December 31, 2021	13,314,436		$8.25
Granted (1)	26,723,808		$3.36
Vested (2)	(5,495,483)		$5.98
Forfeited	(2,599,699)		$5.09
Performance adjustments (3)	(533,859)	$	n/a
Nonvested as of June 30, 2022	31,409,203		$4.46

(1)
Represents RSUs and PRSUs based on performance target achievement of 100%.
(2)
Represents the number of shares vested and distributed during the period. The total grant date fair value of units vested was $32,847.
(3)
Represents the adjustment to the number of PRSUs distributed based on actual performance compared to target.